Investment Objectives and Goals	May 26, 2026
Advisors Capital Total Return - Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Advisors Capital Total Return – Equity Fund
Advisors Capital Small/Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Advisors Capital Small/Mid Cap Fund
Advisors Capital Tactical Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Advisors Capital Tactical Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Advisors Capital Tactical Fixed Income Fund (the "Fund") seeks total return
Objective, Secondary [Text Block]	with capital preservation as a secondary objective
Advisors Capital Active All Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Advisors Capital Active All Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Advisors Capital Active All Cap Fund (the "Fund") seeks long-term capital appreciation.
Advisors Capital Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Advisors Capital Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Advisors Capital Growth Fund (the "Fund") seeks long-term capital appreciation.